Rental Income, Net - Schedule of Rental Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Rental Income Abstract
Rental income	$ 265,755	$ 251,542	$ 411,962
Rental expense	(111,910)	(97,071)	(216,615)
Total rental income, net	$ 153,845	$ 154,471	$ 195,347